Ivy VIP Micro Cap Growth
Summary Prospectus | April 30, 2018

CLASS I SHARES  |  CLASS II SHARES

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio (including the Portfolio’s statement of additional information (SAI)) online at www.ivyinvestments.com/vip-prospectus. You also can get this information at no cost by calling 800.777.6472 or by sending an e-mail request to prospectus.request@waddell.com. You also can get this information from your investment provider. The Portfolio’s prospectus and SAI dated April 30, 2018 (as each may be amended or supplemented), are incorporated herein by reference. This summary prospectus is intended for use in connection with certain life insurance policies and variable annuity contracts offered by certain select insurance companies (Participating Insurance Companies) and is not intended for use by other investors.

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class I	Class II
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses1, [2]	1.07%	1.32%

[1]

Through April 30, 2019, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company (doing business as WI Services Company (WISC)), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient fees to ensure that the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of the Class I shares are at all times equal to the total annual ordinary portfolio operating expenses of the Class II shares less 0.25%, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

[2]

The Total Annual Portfolio Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Portfolio’s contractual class waiver.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the particular class of shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$109	$340	$590	$1,306
Class II	134	418	723	1,590

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Ivy VIP Micro Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro-capitalization companies. The Portfolio considers a company to be a micro-capitalization company if its market capitalization, at the time of acquisition, is less than the greater of $2 billion or the market capitalization of the largest company in the Russell Microcap Growth Index. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), the largest company in the Russell Microcap Growth Index had a market capitalization of $1.11 billion. The Portfolio primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Portfolio, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest for the Portfolio in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time. The Portfolio typically holds a limited number of stocks (generally 50 to 70).

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when there is a lack of management execution, when it believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, or a company’s competitive landscape has changed, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

∎	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

∎

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

∎

Health Care Sector Risk. Investment risks associated with investing in securities in the health care sector, in addition to other risks, include heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the potentially long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver services; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

∎

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

∎

Information Technology Sector Risk. Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

∎

Initial Public Offering (IPO) Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Portfolio’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Portfolio grows.

∎

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Portfolio purchased them may become illiquid, sometimes abruptly.

∎

Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.

∎

Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

∎

Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

∎

Small Company Risk. Securities of small to micro-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small to micro-capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indexes and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results. No performance information is presented for the Portfolio’s Class I shares because the share class has not been in existence for a full calendar year. Once that class has a full calendar year of performance, it will be included in the table below.

Wall Street Associates, LLC served as the investment subadviser to the Portfolio until July 1, 2015. On July 1, 2015, Waddell & Reed Investment Management Company (WRIMCO) assumed direct investment management responsibilities for the Portfolio. On October 1, 2016, IICO, an affiliate of WRIMCO, became the Portfolio’s investment adviser.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.37% (the second quarter of 2009) and the lowest quarterly return was -30.17% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2017	1 Year	5 Years	10 Years
Class II Shares of Ivy VIP Micro Cap Growth	8.83%	11.60%	6.41%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	16.65%	13.82%	7.23%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	24.34%	14.40%	8.69%

Investment Adviser

The Portfolio is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

John Bichelmeyer, Vice President of IICO, has managed the Portfolio since July 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies. Class I shares may be purchased only through fund of funds, advisory or trust accounts, wrap accounts or other asset allocation or fee-based investment arrangements.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after your order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio’s only shareholders are separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

VIPSUM-MCG